UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
 (Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
  (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2017

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2017 (Unaudited)

	Number		Fair
	of Shares		Value
Long-Term Investments — 79.6%
Common Stocks — 50.8%

Basic Materials — 2.1%
Chemicals — 2.1%
MPM Holdings Inc. (a)(b)●	34,576		$550,623
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a) f*^	109,444		0
Talvivaara Mining Co PLC (a) f*^	123,845,509		0
			0
Total Basic Materials (Cost $2,393,882)			550,623

Communications — 7.2%
Internet — 2.9%
30DC Inc. (a)●	50,000		325
comScore Inc. (a)(b)	8,500		244,375
Liberty Ventures (a)**	9,000		517,950
			762,650
Media — 1.5%
Discovery Communications Inc. Cl A (a)(b)	8,000		170,320
DISH Network Corp. (a)	4,000		216,920
			387,240
Telecommunications — 2.8%
CenturyLink Inc. (b)	9,000		170,100
Gigamon Inc. (a)(b)	12,500		526,875
NII Holdings Inc. (a)	64,529		29,683
			726,658
Total Communications (Cost $2,536,224)			1,876,548

Consumer, Cyclical — 5.3%
Auto Parts & Equipment — 0.1%
Exide Technologies (a)^	5,926		15,000
Distribution/Wholesale — 0.6%
Medion AG f	8,011		164,651
Housewares — 0.8%
Newell Brands Inc.	4,500		192,015
Retail — 3.8%
Advance Auto Parts Inc.	6,300		624,960
Chipotle Mexican Grill Inc. (a)**	1,200		369,396
			994,356
Total Consumer, Cyclical (Cost $2,067,070)			1,366,022

Consumer, Non-cyclical — 14.4%
Agriculture — 0.0%
Black Earth Farming Ltd. (a) f	240,000		1,503
Beverages — 2.3%
Anheuser-Busch InBev NV - ADR f**	5,000		596,500
Commercial Services — 2.2%
GFK SE (a) f	6,000		333,259
Neff Corp. (a)	9,000		225,000
			558,259
Food — 5.0%
The Kraft Heinz Co.	5,000		387,750
Mondelez International Inc.	22,500		914,850
			1,302,600
Healthcare-Products — 1.7%
NuVasive Inc. (a)	3,500		194,110
Strategic Environment Inc.(a)^	43,000		18,421
Zimmer Biomet Holdings Inc. **	2,000		234,180
			446,711
Healthcare-Services — 1.2%
Brookdale Senior Living Inc. (a)	29,650		314,290
Pharmaceuticals — 2.0%
Depomed Inc. (a)(b)	28,000		162,120
INYX Inc. (a)●	167,850		277
McKesson Europe AG f	11,796		365,967
			528,364
Total Consumer, Non-cyclical (Cost $4,063,718)			3,748,227

Diversified — 1.4%
Holding Companies — 1.4%
CF Corp. (a) f	11,400		127,680
Silver Run Acquisition Corp. II (a)	22,800		244,416
Stoneleigh Partners Acquisition Corp. (a)*^	400		0
Total Diversified (Cost $332,868)			372,096

Energy — 0.1%
Oil & Gas — 0.1%
OGX Austria Petroleo e Gas SA-SP-ADR (a) f	55,075		23,848
Total Energy (Cost $667,925)			23,848

Financial — 9.3%
Diversified Financial Services — 0.6%
Guoco Group Ltd. f	10,000		150,290
Insurance — 0.7%
Stewart Information Services Corp. (a)(b)	5,000		188,800
Real Estate — 8.0%
CA Immobilien Anlagen AG f	38,800		1,114,336
Conwert Immobilien Invest SE f	45,000		949,356
Safeway Casa Ley CVR (a)*^	47,000		10,575
Safeway Property Development Center LLC CVR (a)*^	47,000		10,575
			2,084,842
Total Financial (Cost $1,569,501)			2,423,932

Healthcare — 4.6%
Healthcare-Services — 4.6%
Diagnostic Services Holdings Inc. (a)^	10,221		1,189,261
Total Healthcare (Cost $735,000)			1,189,261

Industrial — 5.6%
Electronics — 5.6%
IEC Electronics Corp. (a)	293,656		1,447,724
Total Industrial (Cost $1,263,275)			1,447,724

Technology — 0.8%
Computers — 0.8%
Computer Horizons Corp. (a)*^	65,000		0
Seagate Technology PLC (b) f	6,000		199,020
			199,020
Total Technology (Cost $190,800)			199,020
Escrow Shares — 0.0%
Exide Technologies (a)*^	1,777		0
Petrocorp Inc. (a)*^	200		0
Total Escrow Shares (Cost $1,687)			0
Total Common Stocks
(Cost $15,821,950)			13,197,301

Closed-End Mutual Fund — 7.7%
Altaba Inc. (a)**	30,000		1,987,200
Total Closed-End Mutual Fund
(Cost $1,601,700)			1,987,200

Preferred Stocks — 4.4%
Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., Convertible Series A, 12.500%, Perpetual *●	3		1
Total Energy (Cost $17)			1

Financial — 2.0%
Insurance — 0.0%
MBIA Insurance Corp., 4.707%, Perpetual (a)#^	10		20,000
Mortgage Agencies — 2.0%
Federal Home Loan Mortgage Corp., Series F, 5.000%, Perpetual (a)	4,500		45,922
Federal Home Loan Mortgage Corp., Series M, 0.000%, Perpetual (a)●	9,500		90,535
Federal Home Loan Mortgage Corp., Series Q, 0.000%, Perpetual (a)●	1,000		9,995
Federal Home Loan Mortgage Corp., Series S, 0.000%, Perpetual (a)	25,000		255,500
Federal Home Loan Mortgage Corp., Series V, 5.570%, Perpetual (a)●	8,300		44,654
Federal Home Loan Mortgage Corp., Series W, 5.660%, Perpetual (a)	2,674		14,306
Federal Home Loan Mortgage Corp., Series X, 6.020%, Perpetual (a)	10,000		53,000
			513,912
Total Financial (Cost $1,099,271)			533,912

Healthcare — 2.4%
Healthcare-Services — 2.4%
Diagnostic Services Holdings Inc., 0.000% (a)*^	613		613,000
Total Healthcare (Cost $613,000)			613,000
Total Preferred Stocks
(Cost $1,712,288)			1,146,913

Real Estate Investment Trust — 1.0%
New York REIT Inc.	33,000		259,050
Total Real Estate Investment Trust
(Cost $309,335)			259,050

Structured Note — 3.4%
Heineken Holding NV, Structured Note, Expiration 02/27/2018 (a)●	212		887,016
Total Structured Note
(Cost $940,223)			887,016

Warrant — 0.0%

CF Corp. (a) f
Expiration: May, 2021	5,700		12,027
Total Warrant
(Cost $9,132)			12,027

	Par
	Value
Asset Backed Securities — 0.8%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 2.027% (1 Month LIBOR USD + 0.790%), 06/25/2030 ▲●	$7,156		6,264
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 1.942% (1 Month LIBOR USD + 0.710%), 02/25/2035 ▲●	184,418		174,873
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 1.557% (1 Month LIBOR USD + 0.320%), 06/25/2047 +▲●	813,348		11,173
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 1.474% (1 Month LIBOR USD + 0.240%), 04/15/2035 ▲●	14,289		12,641
			204,951
Total Asset Backed Securities
(Cost $202,618)			204,951

Convertible Bonds — 1.9%

Financial — 1.9%
Banks — 1.9%
BNP Paribas Fortis SA, 1.671% (3 Month EURIBOR + 2.000%), Perpetual f▲●	€500,000		497,873
Total Financial (Cost $557,719)			497,873
Total Convertible Bonds
(Cost $557,719)			497,873

Corporate Bonds — 8.4%

Consumer, Cyclical — 3.0%
Auto Parts & Equipment — 1.9%
Exide Technologies, 8.625%, 02/12/2018 *+^	$1,000,000		0
Exide Technologies, 11.000% Cash or PIK, 04/30/2022 #●	459,797		390,827
Exide Technologies, 7.000% Cash or PIK, 04/30/2025 ●	170,991		104,946
			495,773
Retail — 1.1%
The Neiman Marcus Group LLC, 7.125%, 06/01/2028 ●	500,000		290,000
Total Consumer, Cyclical (Cost $997,510)			785,773
Consumer, Non-cyclical — 1.7%
Pharmaceuticals — 1.7%
Valeant Pharmaceuticals International Inc., 5.500%, 03/01/2023 f#●	500,000		438,750
Total Consumer, Non-cyclical (Cost $391,798)			438,750
Energy — 1.5%
Oil & Gas — 1.5%
Drill Rigs Holdings Inc., 6.500%, 10/01/2017 f +#●	1,000,000		295,000
OGX Austria GMBH, 8.50%, 06/01/2018 f *+●	3,500,000		35
Seadrill Ltd., 5.625%, 09/15/2017 f+#●	550,000		94,188
			389,223
Total Energy (Cost $511,966)			389,223
Financial — 2.2%
Diversified Financial Services — 2.2%
Hellas Telecommunications Luxembourg II SCA, 0.000%, 01/15/2015 f*+#^	5,000,000		12,500
Lehman Brothers Holdings Inc., 7.000%, 01/28/2020 +●	100,000		6,125
Lehman Brothers Holdings Inc., 5.500%, 02/27/2020 +●	100,000		6,125
Lehman Brothers Holdings Inc., 8.250%, 09/23/2020 +●	100,000		6,125
Lehman Brothers Holdings Inc., 8.750%, 02/14/2023 +●	200,000		12,250
Lehman Brothers Holdings Inc., 4.550%, 12/29/2099 +●	110,000		6,875
Lehman Brothers Holdings Inc., 5.320%, 12/29/2099 +●	130,000		7,962
Twin Reefs Pass-Through Trust, 0.000%, Perpetual +#^	1,000,000		500,000
			557,962
Venture Capital — 0.0%
Infinity Capital Group, 7.000%, 12/31/2049 *+^	25,000		0
Total Financial (Cost $610,000)			557,962
Total Corporate Bonds
(Cost $2,511,274)			2,171,708

Escrow Notes — 0.0%
Mirant Corp.*+^	20,000		0
NewPage Corp.*+^	300,000		0
Total Escrow Notes (Cost $196,568)			0

Mortgage Backed Securities — 0.3%

Federal Home Loan Mortgage Corp., Class IG,
Series 3756, 4.000%, 11/15/2037 ●	441,829		6,678
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.737%, 06/25/2035 ~●	587,586		82,267
			88,945
Total Mortgage Backed Securities
(Cost $552,821)			88,945

Municipal Bonds — 0.9%

University of Puerto Rico, Series P, 5.000%, 06/01/2018 ●	100,000		70,501
University of Puerto Rico, Series P, 5.000%, 06/01/2019 ●	85,000		58,225
University of Puerto Rico, Series P, 5.000%, 06/01/2020 ●	30,000		20,551
University of Puerto Rico, Series P, 5.000%, 06/01/2024 ●	25,000		16,938
University of Puerto Rico, Series P, 5.000%, 06/01/2026 ●	10,000		6,725
University of Puerto Rico, Series P, 5.000%, 06/01/2030 ●	25,000		16,750
University of Puerto Rico, Series Q, 5.000%, 06/01/2021●	15,000		10,276
University of Puerto Rico, Series Q, 5.000%, 06/01/2030 ●	25,000		16,750
University of Puerto Rico, Series Q, 5.000%, 06/01/2036 ●	30,000		20,025
			236,741
Total Municipal Bonds
(Cost $222,783)			236,741
Total Long-Term Investments
(Cost $24,638,411)			20,689,725

	Number
	of Contracts
	(100 Shares	Notional
	Per Contract)	Amount
Purchased Options — 1.5%

Call Options — 1.0%
The Hain Celestial Group Inc., Expiration: November, 2017
Exercise Price: $38.00 ●	400	$1,646,000	170,000
Hess Corp., Expiration: October, 2017
Exercise Price: $42.50	100	468,900	46,500
The Kraft Heinz Co., Expiration: October, 2017
Exercise Price: $87.50	250	1,938,750	250
The Kraft Heinz Co., Expiration: October, 2017
Exercise Price: $90.00	150	1,163,250	750
SPDR S&P500 ETF Trust, Expiration: December, 2017
Exercise Price: $260.00	875	21,982,625	83,125
Valeant Pharmaceuticals International Inc., Expiration: January, 2018
Exercise Price: $30.00 ●	100	143,300	500
Zimmer Biomet Holdings Inc., Expiration: December, 2017
Exercise Price: $125.00 ●	30	351,270	5,325
Total Call Options (Cost $293,106)			306,450
Put Options — 0.3%
CurrencyShares Euro Trust, Expiration: December, 2017
Exercise Price: $116.00	328	3,742,480	88,560
Total Put Options (Cost $71,504)			88,560
Total Purchased Options
(Cost $364,610)			395,010

	Par
	Value
Bank Deposit Account — 9.0%
U.S. Bank, N.A., 0.30%	$2,327,417		2,327,417
Total Bank Deposit Account
(Cost $2,327,417)			2,327,417
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 6.0%
Mount Vernon Liquid Assets Portfolio LLC, 1.33% (c)(d)	1,543,707		1,543,707
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 1,543,707)			1,543,707
Total Investments
(Cost $28,874,145) — 96.1%			24,955,859
Other Assets in Excess of Liabilities, Net 3.9%			1,020,286
Total Net Assets — 100.0%			$ 25,976,145

	Number
Schedule of Securities Sold Short (a)	of Shares
Common Stocks - 9.3%
Communications — 9.3%
Internet —7.7%
Alibaba Group Holding Ltd. - ADR f	11,540		1,993,073
Media —1.6%
Liberty Broadband Corp. Series C	4,452		424,276
Total Common Stocks			2,417,349
Total Securities Sold Short (Proceeds $1,771,098)			$ 2,417,349

	Number	Notional
	of Contracts	Amount
	(100 Shares
	Per Contract)
Written Options

Call Options
Advance Auto Parts, Inc., Expiration: October, 2017
Exercise Price: $100.00	23	$228,160	$ 5,635
CurrencyShares Euro Trust, Expiration: December, 2017
Exercise Price: $116.00	328	3,742,480	28,864
The Hain Celestial Group Inc., Expiration: November, 2017
Exercise Price: $41.00 ●	400	1,646,000	94,000
The Kraft Heinz Co., Expiration: October, 2017
Exercise Price: $92.50	400	3,102,000	400
Total Call Options (Premiums Received $130,287)			128,899
Total Written Options (Premiums Received $130,287)			$ 128,899

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro
PIK	- Payment in Kind
USD	- U.S. Dollar
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $1,507,068. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	Rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
ƒ	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $646,686, representing 2.5% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#
Indicates restricted securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,751,265 representing 6.7% of net assets.

▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
~	Variable rate security. The coupon is based on an underlying pool of loans.
●	Level 2 securities.
^
Indicates a fair valued security which value was determined using significant unobservable inputs. Total market value for fair valued securities is $2,389,332 representing 9.2% of net assets and Level 3 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2017 (Unaudited)
	Number	Fair
	of Shares	Value
Long-Term Investments — 83.6%
Common Stocks — 26.3%
Basic Materials — 0.9%
Chemicals — 0.9%
The Mosaic Co.	3,000	$ 64,770
Total Basic Materials (Cost $81,430)		64,770

Communications — 6.6%
Media — 1.4%
Twenty-First Century Fox Inc. Cl B	3,700	95,423
Telecommunications — 5.2%
AT&T Inc.	4,200	164,514
Verizon Communications Inc.	4,000	197,960
		362,474
Total Communications (Cost $474,579)		457,897

Consumer, Cyclical — 1.9%
Airlines — 0.2%
AMR Corp. Escrow (a)*^	7,600	13,376
Auto Manufacturers — 1.7%
General Motors Co.	3,000	121,140
Total Consumer, Cyclical (Cost $106,023)		134,516

Consumer, Non-cyclical — 3.5%
Beverages — 2.0%
Molson Coors Brewing Co.	1,700	138,788
Food — 1.2%
Nestle SA f	1,000	84,010
Pharmaceuticals — 0.3%
Mallinckrodt PLC (a) f	600	22,422
Total Consumer, Non-cyclical (Cost $274,028)		245,220

Diversified — 0.9%
Holding Companies — 0.9%
CK Hutchison Holdings Ltd. f	5,000	63,850
Total Diversified (Cost $60,044)		63,850

Energy — 4.5%
Pipelines — 4.5%
Andeavor Logistics LP	635	31,788
Cheniere Energy Partners LP	1,229	35,420
Enbridge Inc. f	831	34,769
Enterprise Products Partners LP	1,392	36,290
Magellan Midstream Partners LP	522	37,093
MPLX LP	980	34,310
ONEOK Inc.	832	46,101
Plains All American Pipeline LP	1,105	23,415
Western Gas Partners LP	615	31,537
		310,723
Total Energy (Cost $318,171)		310,723

Industrial — 1.7%
Miscellaneous Manufacturing — 1.7%
General Electric Co.	4,800	116,064
Total Industrial (Cost $144,658)		116,064

Technology — 6.3%
Semiconductors — 4.0%
Microsemi Corp. (a)	2,200	113,256
QUALCOMM Inc.	3,200	165,888
		279,144
Software — 2.3%
Microsoft Corp.	2,200	163,878
Total Technology (Cost $436,386)		443,022
Total Common Stocks
(Cost $1,895,319)		1,836,062

Closed-End Mutual Fund — 0.5%
Ares Capital Corp.	2,242	36,747
Total Closed-End Mutual Fund
(Cost $35,547)		36,747

Exchange Traded Funds — 5.5%
iShares MSCI United Kingdom ETF	6,250	217,813
PowerShares DB Commodity Index Tracking Fund (a)	10,760	165,704
Total Exchange Traded Funds
(Cost $369,732)		383,517

Preferred Stocks — 3.5%
Consumer, Cyclical — 0.9%
Auto Manufacturers — 0.9%
Porsche Automobil Holding SE - ADR f	10,000	63,500
Total Consumer, Cyclical (Cost $52,502)		63,500

Energy — 0.4%
Pipelines — 0.4%
Kinder Morgan Inc., Convertible, Series A, 9.750%, 10/16/2018	729	31,019
Total Energy (Cost $35,518)		31,019

Financial — 1.1%
Banks — 0.5%
Barclays Bank PLC, Series 5, 8.125%, Perpetual f	1,365	36,241
Insurance — 0.6%
PartnerRe Ltd., Series I, 5.875%, Perpetual f	1,485	38,892
Real Estate Investment Trusts — 1.1%
Public Storage., Series V, 5.375%, Perpetual	1,620	40,986
Taubman Centers Inc., Series K, 6.250%, Perpetual	1,490	37,354
		78,340
Total Financial (Cost $147,138)		153,473
Total Preferred Stocks
(Cost $235,158)		247,992

Real Estate Investment Trusts — 7.1%
Apartment Investment & Management Co.	1,514	66,404
Colony NorthStar Inc.	4,344	54,561
Digital Realty Trust Inc.	743	87,919
Lamar Advertising Co.	921	63,116
MGM Growth Properties LLC	2,500	75,525
Prologis Inc.	1,244	78,944
Weyerhaeuser Co.	1,960	66,699
		493,168
Total Real Estate Investment Trusts
(Cost $427,519)		493,168

	Par
	Value
Corporate Bonds — 40.6%
Basic Materials — 2.0%
Chemicals — 2.0%
CF Industries Inc., 3.450%, 06/01/2023 ●	$ 70,000	69,125
Monsanto Co., 2.750%, 07/15/2021 ●	70,000	70,871
		139,996
Total Basic Materials (Cost $133,794)		139,996

Communications — 5.0%
Internet — 1.0%
eBay Inc., 2.200%, 08/01/2019 ●	70,000	70,288
Media — 1.1%
Discovery Communications LLC, 4.375%, 06/15/2021 ●	70,000	73,924
Telecommunications — 2.9%
AT&T Inc., 2.800%, 02/17/2021 ●	70,000	70,833
CenturyLink Inc., Series Y, 7.500%, 04/01/2024 ●	70,000	72,465
Frontier Communications Corp., 11.000%, 09/15/2025 ●	70,000	59,325
		202,623
Total Communications (Cost $358,817)		346,835

Consumer, Cyclical — 2.4%
Home Builders — 1.1%
KB Home, 7.500%, 09/15/2022 ●	70,000	80,150
Retail — 1.3%
JC Penney Corp Inc., 5.650%, 06/01/2020 ●	70,000	68,775
Toys R Us Inc., 7.375%, 10/15/2018 +●	66,000	20,460
		89,235
Total Consumer, Cyclical (Cost $209,841)		169,385

Consumer, Non-cyclical — 9.3%
Agriculture — 1.1%
Altria Group Inc., 4.750%, 05/05/2021 ●	70,000	75,871
Beverages — 1.0%
Molson Coors Brewing Co., 2.100%, 07/15/2021 ●	70,000	69,021
Biotechnology — 1.1%
Gilead Sciences Inc., 4.400%, 12/01/2021 ●	70,000	75,735
Commercial Services — 2.0%
Quad Graphics Inc., 7.000%, 05/01/2022 ●	70,000	71,750
RR Donnelley & Sons Co., 7.000%, 02/15/2022 ●	70,000	72,100
		143,850
Food — 2.0%
Campbell Soup Co., 4.250%, 04/15/2021 ●	70,000	74,387
SUPERVALU Inc., 6.750%, 06/01/2021 ●	70,000	66,325
		140,712
Healthcare-Services — 1.1%
Cigna Corp., 4.500%, 03/15/2021 ●	70,000	74,577
Pharmaceuticals — 1.0%
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/2021 f ●	70,000	67,396
Total Consumer, Non-cyclical (Cost $644,247)		647,162

Energy — 3.9%
Oil & Gas — 3.9%
Apache Corp., 3.625%, 02/01/2021 ●	70,000	72,125
Chevron Corp., 2.100%, 05/16/2021 ●	70,000	70,034
Ensco PLC, 4.500%, 10/01/2024 f ●	70,000	58,100
Shell International Finance BV, 1.875%, 05/10/2021 f●	70,000	69,502
		269,761
Total Energy (Cost $271,368)		269,761

Financial — 9.3%
Banks — 6.3%
Bank of America Corp., 2.625%, 10/19/2020 ●	80,000	80,855
Bank of Montreal, 1.921% (3 Month LIBOR USD + 0.610%), 07/31/2018 f ▲●	70,000	70,299
Citigroup Inc., 2.350%, 08/02/2021 ●	70,000	69,498
The Goldman Sachs Group Inc, 2.473% (3 Month LIBOR USD + 1.160%), 04/23/2020 ▲●	70,000	71,130
JPMorgan Chase & Co., 4.350%, 08/15/2021 ●	70,000	74,997
Wells Fargo & Co., 2.327% (3 Month LIBOR USD + 1.010%), 12/07/2020 ▲●	70,000	71,317
		438,096
Insurance — 1.0%
Genworth Holdings Inc., 6.515%, 05/22/2018 ●	70,000	70,350
Private Equity — 1.0%
Icahn Enterprises LP, 6.000%, 08/01/2020 ●	70,000	72,236
Real Estate Investment Trusts — 1.0%
Simon Property Group LP, 2.500%, 07/15/2021 ●	70,000	70,379
Total Financial (Cost $645,569)		651,061

Industrial — 3.1%
Aerospace & Defense — 1.0%
Kratos Defense & Security Solutions Inc., 7.000%, 05/15/2019 ●	70,000	71,662
Engineering & Construction — 1.0%
MasTec Inc., 4.875%, 03/15/2023 ●	70,000	71,575
Machinery-Diversified — 1.1%
Xerium Technologies Inc., 9.500%, 08/15/2021 ●	70,000	72,450
Total Industrial (Cost $209,165)		215,687

Technology — 4.5%
Computers — 0.9%
Seagate HDD Cayman, 4.875%, 06/01/2027 f ●	65,000	61,290
Office & Business Equipment — 1.1%
Xerox Corp., 4.500%, 05/15/2021 ●	70,000	73,275
Semiconductors — 1.0%
Analog Devices Inc., 2.500%, 12/05/2021 ●	70,000	70,145
Software — 1.5%
BMC Software Inc., 7.250%, 06/01/2018 ●	37,000	37,879
Oracle Corp., 1.900%, 09/15/2021 ●	70,000	69,489
		107,368
Total Technology (Cost $307,704)		312,078

Utilities — 1.1%
Electric — 1.1%
DPL Inc., 7.250%, 10/15/2021 ●	70,000	76,300
Total Utilities (Cost $72,064)		76,300
Total Corporate Bonds
(Cost $2,852,569)		2,828,265

Mortgage Backed Security — 0.1%
Federal Home Loan Mortgage Corp., Class IG, Series 3756, 4.000%, 11/15/2037 ●	387,569	5,858
Total Mortgage Backed Security
(Cost $15,070)		5,858
Total Long-Term Investments
(Cost $5,830,914)		5,831,609

Bank Deposit Account— 14.9%
U.S. Bank, N.A., 0.30%	1,038,584	1,038,584
Total Bank Deposit Account
(Cost $1,038,584)		1,038,584
Total Investments
(Cost $6,869,498) — 98.5%		6,870,193
Other Assets in Excess of Liabilities, Net 1.5%		102,514
Total Net Assets — 100.0%		$ 6,972,707

ADR	- American Depositary Receipt
(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $13,376, representing 0.2% of net assets.
+	Defaulted bonds.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^
Indicates a fair valued security which value was determined using significant unobservable inputs. Total market value for fair valued securities is $13,376, representing 0.2% of net assets and Level 3 securities.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 86.1%

Basic Materials — 5.9%
Chemicals — 2.6%
Westlake Chemical Corp.	2,221	$ 184,543
Iron & Steel — 3.3%
Reliance Steel & Aluminum Co.	1,845	140,534
Steel Dynamics Inc.	2,820	97,205
		237,739
Total Basic Materials (Cost $331,359)		422,282

Consumer, Cyclical — 13.5%
Auto Manufacturers — 2.0%
PACCAR Inc.	1,987	143,740
Auto Parts & Equipment — 3.5%
The Goodyear Tire & Rubber Co.	3,673	122,127
Lear Corp.	727	125,829
		247,956
Home Furnishings — 1.1%
Whirlpool Corp.	405	74,698
Leisure Time — 3.4%
Brunswick Corp.	2,401	134,384
Norwegian Cruise Line Holdings Ltd. (a) f	1,957	105,776
		240,160
Retail — 0.8%
Casey's General Stores Inc. (b)	510	55,820
Textiles — 1.0%
Mohawk Industries Inc. (a)	289	71,530
Toys/Games & Hobbies — 1.7%
Hasbro Inc. (b)	1,274	124,432
Total Consumer, Cyclical (Cost $788,050)		958,336

Consumer, Non-cyclical — 7.2%
Biotechnology — 1.1%
United Therapeutics Corp. (a)	669	78,400
Food — 1.5%
Ingredion Inc.	906	109,300
Healthcare-Products — 1.6%
STERIS PLC f	1,258	111,207
Healthcare-Services — 1.7%
Centene Corp. (a)(b)	1,236	119,608
Pharmaceuticals — 1.3%
Mylan NV (a) f	3,023	94,832
Total Consumer, Non-cyclical (Cost $469,145)		513,347

Energy — 8.5%
Oil & Gas — 7.2%
Andeavor (b)	1,143	117,901
Concho Resources Inc. (a)	932	122,763
Diamond Offshore Drilling Inc. (a)(b)	1,996	28,942
Helmerich & Payne Inc. (b)	1,970	102,657
Marathon Oil Corp. (b)	5,838	79,163
Newfield Exploration Co. (a)(b)	2,154	63,909
		515,335
Oil & Gas Services — 1.3%
RPC Inc. (b)	3,605	89,368
Total Energy (Cost $590,265)		604,703

Financial — 17.2%
Banks — 8.6%
Bank of the Ozarks Inc.	2,487	119,500
East West Bancorp Inc.	3,109	185,856
Huntington Bancshares Inc. (b)	11,675	162,983
PacWest Bancorp (b)	2,803	141,580
		609,919
Diversified Financial Services — 1.6%
T. Rowe Price Group Inc.	1,257	113,947
Insurance — 7.0%
Lincoln National Corp.	2,203	161,876
Reinsurance Group of America Inc. Cl A	1,265	176,506
Torchmark Corp.	1,981	158,658
		497,040
Total Financial (Cost $818,194)		1,220,906

Industrial — 16.2%
Aerospace & Defense — 2.4%
Teledyne Technologies Inc. (a)	1,086	172,869
Building Materials — 1.6%
Eagle Materials Inc.	1,036	110,541
Electronics — 5.1%
Avnet Inc.	1,371	53,880
Garmin Ltd. (b) f	1,866	100,708
Trimble Inc. (a)	3,254	127,720
Woodward Inc.	1,010	78,386
		360,694
Machinery-Diversified — 1.9%
Roper Technologies Inc.	564	137,278
Miscellaneous Manufacturing — 1.1%
Carlisle Cos. Inc.	818	82,037
Transportation — 4.1%
Kirby Corp. (a)	1,474	97,210
Old Dominion Freight Line Inc. (a)	1,757	193,463
		290,673
Total Industrial (Cost $852,487)		1,154,092

Technology — 7.9%
Computers — 2.4%
CSRA Inc. (b)	3,104	100,166
Western Digital Corp.	794	68,602
		168,768
Semiconductors — 3.6%
ON Semiconductor Corp. (a)	8,845	163,367
Skyworks Solutions Inc.	897	91,404
		254,771
Software — 1.9%
Synopsys Inc. (a)	1,679	135,210
Total Technology (Cost $344,147)		558,749

Utilities — 9.7%
Electric — 5.9%
CenterPoint Energy Inc.	4,238	123,792
DTE Energy Co.	1,391	149,338
Xcel Energy Inc.	3,135	148,348
		421,478
Gas — 1.9%
UGI Corp.	2,800	131,208
Water — 1.9%
Aqua America Inc.	4,060	134,751
Total Utilities (Cost $499,258)		687,437
Total Common Stocks
(Cost $4,692,905)		6,119,852

Real Estate Investment Trusts — 12.1%
Alexandria Real Estate Equities Inc.	1,189	141,455
AvalonBay Communities Inc.	553	98,666
Brixmor Property Group Inc.	5,320	100,016
CyrusOne Inc.	2,284	134,596
Duke Realty Corp.	4,823	138,999
Gaming and Leisure Properties Inc. (b)	3,358	123,877
Sun Communities Inc.	1,462	125,264
		862,873
Total Real Estate Investment Trusts
(Cost $748,245)		862,873
Total Long-Term Investments
(Cost $5,441,150)		6,982,725

	Par Value
Bank Deposit Account — 1.8%
U.S. Bank, N.A., 0.30%	$ 128,382	128,382
Total Bank Deposit Account
(Cost $128,382)		128,382

	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 15.6%

Mount Vernon Liquid Assets Portfolio LLC, 1.33% (c)(d)	1,108,426	1,108,426
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 1,108,426)		1,108,426
Total Investments
(Cost $6,677,958) — 115.6%		8,219,533
Liabilities in Excess of Other Assets, Net (15.6)%		(1,106,374)
Total Net Assets — 100.0%		$ 7,113,159

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $1,088,300. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 92.2%

Basic Materials — 3.6%
Chemicals — 2.7%
AdvanSix Inc. (a)	2,306	$ 91,664
Cabot Corp.	2,699	150,604
Chemours Co.	3,015	152,589
KMG Chemicals Inc.	1,899	104,217
Koppers Holdings Inc. (a)	2,922	134,850
Orion Engineered Carbons SA f	6,680	149,966
		783,890
Forest Products & Paper — 0.5%
Mercer International Inc.	12,965	153,635
Mining — 0.4%
Taseko Mines Ltd (a) f	55,790	103,212
Total Basic Materials (Cost $913,314)		1,040,737

Communications — 2.5%
Internet — 1.7%
Autobytel Inc. (a)	6,502	44,799
DHI Group Inc. (a)	41,639	108,262
Quarterhill Inc. f	42,870	56,588
Travelzoo Inc. (a)	8,046	69,196
YuMe Inc.	18,559	85,928
Zix Corp. (a)(b)	25,797	126,147
		490,920
Media — 0.6%
John Wiley & Sons Inc.	2,764	147,874
tronc Inc. (a)	2,985	43,372
		191,246
Telecommunications — 0.2%
Spok Holdings Inc.	1,359	20,860
Telephone & Data Systems Inc.	1,375	38,349
		59,209
Total Communications (Cost $989,593)		741,375

Consumer, Cyclical — 13.4%
Apparel — 0.4%
Michael Kors Holdings Ltd. (a)(b) f	2,413	115,462
Auto Manufacturers — 0.6%
Wabash National Corp. (b)	8,011	182,811
Auto Parts & Equipment — 4.6%
Commercial Vehicle Group Inc. (a)	12,679	93,191
Dana Inc.	11,330	316,787
Lear Corp.	2,023	350,141
Miller Industries Inc.	3,574	99,893
Tenneco Inc. (a)(b)	4,886	296,433
Tower International Inc.	6,540	177,888
		1,334,333
Distribution & Wholesale — 0.1%
Essendant Inc.	3,127	41,183
Entertainment — 1.2%
International Speedway Corp.	2,663	95,868
Pinnacle Entertainment Inc. (a)	11,516	245,406
		341,274
Home Builders — 0.8%
M/I Homes Inc. (a)	8,300	221,859
Leisure Time — 2.6%
Brunswick Corp.	4,004	224,104
Johnson Outdoors Inc.	1,500	109,920
Malibu Boats Inc. (a)(b)	7,202	227,872
MCBC Holdings Inc. (a)	9,627	196,198
		758,094
Lodging — 0.7%
Century Casinos Inc. (a)	12,906	105,958
Monarch Casino & Resort Inc. (a)	2,453	96,967
		202,925
Office Furnishings — 0.6%
Kimball International Inc.	9,412	186,075
Retail — 1.8%
Haverty Furniture Cos. Inc.	5,252	137,340
Kirkland's Inc. (a)	9,045	103,384
Office Depot Inc. (b)	22,565	102,445
Rush Enterprises Inc. (a)	4,027	186,410
		529,579
Total Consumer, Cyclical (Cost $3,390,668)		3,913,595

Consumer, Non-cyclical — 21.2%
Agriculture — 0.6%
Adecoagro SA (a) f	10,366	111,953
Turning Point Brands Inc. (a)	3,714	63,138
		175,091
Biotechnology — 1.2%
Applied Genetic Technologies Corp. (a)	10,069	39,773
Innoviva Inc. (a)(b)	8,385	118,396
Pfenex Inc. (a)	15,171	45,816
RTI Surgical Inc. (a)	19,969	90,859
Veracyte Inc. (a)	7,024	61,601
		356,445
Commercial Services — 6.0%
Aaron's Inc.	4,304	187,784
Barrett Business Services Inc. (b)	3,213	181,631
CAI International Inc. (a)	3,964	120,188
CorVel Corp. (a)	3,155	171,632
Ennis Inc.	8,120	159,558
ManpowerGroup Inc. (b)	578	68,100
Medifast Inc.	3,012	178,822
Net 1 UEPS Technologies Inc. (a)	13,623	132,688
Nutrisystem Inc. (b)	1,989	111,185
Quanta Services Inc. (a)(b)	7,410	276,912
RPX Corp. (a)	12,771	169,599
		1,758,099
Food — 1.7%
Dean Foods Co.	12,109	131,746
Nomad Foods Ltd. (a) f	4,511	65,725
Sanderson Farms Inc. (b)	1,790	289,121
		486,592
Healthcare-Products — 2.9%
Exactech Inc. (a)(b)	3,714	122,376
Haemonetics Corp. (a)(b)	3,500	157,045
Halyard Health Inc. (a)	6,295	283,464
Meridian Bioscience Inc. (b)	4,575	65,423
Orthofix International NV (a) f	4,361	206,057
		834,365
Healthcare-Services — 2.2%
Addus HomeCare Corp. (a)	2,949	104,100
LHC Group Inc. (a)	218	15,461
Nobilis Health Corp. (a)(b) f	47,393	71,089
Providence Services Corp. (a)	3,641	196,905
Psychemedics Corp.	4,075	75,102
RadNet Inc. (a)	15,300	176,715
		639,372
Pharmaceuticals — 6.6%
BioSpecifics Technologies Corp. (a)	2,589	120,440
Catalent Inc. (a)(b)	6,144	245,268
Catalyst Pharmaceuticals Inc. (a)	36,774	92,670
Corcept Therapeutics Inc. (a)(b)	8,219	158,627
Eagle Pharmaceuticals Inc. (a)(b)	1,823	108,724
Enanta Pharmaceuticals Inc. (a)	2,536	118,685
Endo International PLC (a) f	10,825	92,716
Kindred Biosciences Inc. (a)	10,201	80,078
Mallinckrodt PLC (a) f	1,952	72,946
Owens & Minor Inc. (b)	7,809	228,023
Phibro Animal Health Corp.	5,151	190,845
Taro Pharmaceutical Industries Ltd. (a) f	1,186	133,650
Vanda Pharmaceuticals Inc. (a)	12,130	217,127
VIVUS Inc. (a)	86,205	85,343
		1,945,142
Total Consumer, Non-cyclical (Cost $5,469,306)		6,195,106

Energy — 3.5%
Energy-Alternate Sources — 1.0%
FutureFuel Corp.	1,504	23,673
Renewable Energy Group Inc. (a)(b)	13,010	158,072
REX American Resources Corp. (a)(b)	1,315	123,386
		305,131
Oil & Gas — 1.3%
Geopark Ltd. (a) f	8,282	72,550
Par Pacific Holdings Inc. (a)	9,325	193,960
SRC Energy Inc. (a)(b)	3,460	33,458
W&T Offshore Inc. (a)(b)	24,358	74,292
		374,260
Oil & Gas Services — 1.2%
Archrock Inc.	5,385	67,581
Exterran Corp. (a)	4,775	150,938
McDermott International Inc. (a)(b) f	15,677	113,972
North American Energy Partners Inc. f	2,705	11,767
		344,258
Total Energy (Cost $852,168)		1,023,649

Financial — 17.5%
Banks — 6.4%
The Bancorp Inc. (a)	10,458	86,488
Central Pacific Financial Corp. (b)	9,242	297,408
Century Bancorp Inc.	1,241	99,404
First Internet Bancorp	493	15,924
Heritage Financial Corp. (b)	1,285	37,907
Independent Bank Corp.	7,761	175,787
Northeast Bancorp	4,198	109,778
Old Second Bancorp Inc.	10,413	140,055
Peoples Bancorp Inc	3,163	106,245
Popular Inc. f	4,798	172,440
QCR Holdings Inc.	3,246	147,693
Sierra Bancorp	140	3,801
State Bank Financial Corp.	6,419	183,904
Synovus Financial Corp.	702	32,334
TriCo Bancshares	4,461	181,786
TrustCo Bank Corp NY	10,086	89,765
		1,880,719
Diversified Financial Services — 1.6%
Enova International Inc. (a)	3,391	45,609
GAMCO Investors Inc.	725	21,576
Lazard Ltd. f	5,087	230,034
LPL Financial Holdings Inc.	1,613	83,182
Regional Management Corp. (a)	3,723	90,134
		470,535
Insurance — 7.6%
American Equity Investment Life Holding Co.	8,508	247,413
Argo Group International Holdings Ltd. f	3,631	223,307
Assured Guaranty Ltd. (b) f	7,204	271,951
CNO Financial Group Inc.	13,214	308,415
Employers Holdings Inc.	752	34,178
MGIC Investment Corp. (a)	9,736	121,992
The Navigators Group Inc. (b)	1,881	109,756
Reinsurance Group of America Inc. Cl A	2,357	328,872
Third Point Reinsurance Ltd. (a)	15,225	237,510
Voya Financial Inc.	8,164	325,662
		2,209,056
Real Estate — 1.3%
FirstService Corp. f	3,500	230,335
The RMR Group Inc.	2,993	153,691
		384,026
Savings & Loans — 0.6%
Meridian Bancorp Inc.	1,202	22,417
Riverview Bancorp Inc.	6,609	55,516
United Community Financial Corp.	10,605	101,808
		179,741
Total Financial (Cost $4,412,196)		5,124,077

Industrial — 16.5%
Aerospace & Defense — 1.7%
Moog Inc. (a)	3,655	304,937
Spirit AeroSystems Holdings Inc.	2,552	198,341
		503,278
Building Materials — 2.7%
Continental Building Products Inc. (a)	9,014	234,364
Louisiana-Pacific Corp. (a)	7,946	215,178
Owens Corning	4,290	331,831
		781,373
Electrical Components & Equipment — 0.9%
Advanced Energy Industries Inc. (a)	3,251	262,551
Electronics — 4.5%
Celestica Inc. (a) f	13,271	164,295
Electro Scientific Industries Inc. (a)	7,931	110,400
Jabil Circuit Inc. (b)	8,165	233,111
Kimball Electronics Inc. (a)	6,902	149,428
Vishay Intertechnology Inc. (b)	18,454	346,935
Vishay Precision Group Inc. (a)	4,990	121,756
ZAGG Inc. (a)	11,766	185,314
		1,311,239
Engineering & Construction — 1.2%
Argan Inc. (b)	2,564	172,429
Primoris Services Corp.	6,248	183,816
		356,245
Machinery-Diversified — 1.4%
Applied Industrial Technologies Inc. (b)	5,008	329,527
Ichor Holdings Ltd. (a) f	3,419	91,629
		421,156
Metal Fabricate & Hardware — 0.6%
Global Brass & Copper Holdings Inc.	4,942	167,040
Miscellaneous Manufacturing — 1.4%
Core Molding Technologies Inc.	4,047	88,791
FreightCar America Inc.	5,065	99,072
Trinseo SA f	3,151	211,432
		399,295
Packaging & Containers — 0.3%
UFP Technologies Inc. (a)	3,264	91,718
Transportation — 1.8%
ArcBest Corp.	3,049	101,989
Forward Air Corp.	2,231	127,680
Marten Transport Ltd.	10,436	214,460
Radiant Logistics Inc. (a)	17,235	91,518
		535,647
Total Industrial (Cost $3,860,076)		4,829,542

Technology — 11.1%
Computers — 0.3%
Finjan Holdings Inc. (a)	35,188	82,692
Semiconductors — 4.7%
Alpha & Omega Semiconductor Ltd. (a) f	5,595	92,262
Amkor Technology Inc. (a)	16,056	169,391
Amtech Systems Inc. (a)	7,218	86,472
Axcelis Technologies Inc. (a)	1,645	44,991
Cohu Inc.	1,223	29,156
Diodes Inc. (a)	5,357	160,335
inTEST Corp. (a)	10,895	90,428
Kulicke & Soffa Industries Inc. (a)(b)	10,535	227,240
Nova Measuring Instruments Ltd. (a) f	2,935	82,503
Photronics Inc. (a)(b)	20,132	178,168
Teradyne Inc. (b)	5,950	221,875
		1,382,821
Software — 6.1%
American Software Inc.	8,610	97,810
Aspen Technology Inc. (a)(b)	5,492	344,952
Bazaarvoice Inc. (a)	13,189	65,285
Cadence Design Systems Inc. (a)	7,948	313,708
MicroStrategy Inc. (a)	1,457	186,073
Pointer Telocation Ltd. (a) f	5,204	88,208
Progress Software Corp.	8,479	323,643
QAD Inc.	3,843	132,007
Quality Systems Inc. (a)(b)	15,235	239,647
		1,791,333
Total Technology (Cost $2,773,486)		3,256,846

Utilities — 2.9%
Electric — 2.2%
AES Corp.	23,673	260,877
El Paso Electric Co.	1,268	70,057
Portland General Electric Co.	6,858	312,999
		643,933
Gas — 0.7%
Southwest Gas Holdings Inc.	80	6,210
UGI Corp.	4,382	205,340
		211,550
Total Utilities (Cost $770,306)		855,483
Total Common Stocks
(Cost $23,431,113)		26,980,410

Real Estate Investment Trusts — 6.8%
Ashford Hospitality Trust Inc.	26,790	178,689
Chesapeake Lodging Trust (b)	9,328	251,576
DiamondRock Hospitality Co. (b)	17,535	192,008
Gaming and Leisure Properties Inc. (b)	5,474	201,936
Hersha Hospitality Trust	12,797	238,920
Rexford Industrial Realty Inc.	9,620	275,324
Ryman Hospitality Properties Inc.	1,318	82,362
Terreno Realty Corp.	7,972	288,427
Xenia Hotels & Resorts Inc.	14,171	298,300
		2,007,542
Total Real Estate Investment Trusts
(Cost $1,965,508)		2,007,542
Total Long-Term Investments
(Cost $25,396,621)		28,987,952

	Par Value
Bank Deposit Account— 0.9%
U.S. Bank, N.A., 0.30%	$ 255,857	255,857
Total Bank Deposit Account
(Cost $255,857)		255,857

	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 22.7%
Mount Vernon Liquid Assets Portfolio LLC, 1.33% (c)(d)	6,642,505	$ 6,642,505
Total Investment Co. Purchased with Proceeds from Securities Lending
(Cost 6,642,505)		6,642,505
Total Investments
(Cost $32,294,983) — 122.6%		35,886,314
Liabilities in Excess of Other Assets, Net (22.6)%		(6,618,819)
Total Net Assets — 100.0%		$ 29,267,495

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $6,481,349. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2017 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 99.8%
Common Stocks — 96.9%

Basic Materials — 3.5%
Chemicals — 2.7%
AdvanSix Inc. (a)	128	$ 5,088
Air Products & Chemicals Inc.	250	37,805
DowDuPont Inc. (a)	7,620	527,533
Eastman Chemical Co.	2,940	266,041
International Flavors & Fragrances Inc.	750	107,182
LyondellBasell Industries NV f	2,965	293,683
PPG Industries Inc. (b)	2,000	217,320
Praxair Inc.	2,760	385,682
		1,840,334
Mining — 0.8%
Freeport-McMoRan Inc. (a)(b)	11,780	165,391
Newmont Mining Corp.	10,790	404,733
		570,124
Total Basic Materials (Cost $2,046,927)		2,410,458

Communications — 12.9%
Internet — 10.0%
Alphabet Inc. Cl A (a)	1,035	1,007,800
Alphabet Inc. Cl C (a)	1,033	990,761
Amazon.com Inc. (a)	1,308	1,257,446
eBay Inc. (a)	12,680	487,673
F5 Networks Inc. (a)	300	36,168
Facebook Inc. Cl A (a)	13,024	2,225,411
Netflix Inc. (a)	1,912	346,741
The Priceline Group Inc. (a)(b)	150	274,623
Symantec Corp. (b)	9,860	323,506
VeriSign Inc. (a)(b)	120	12,767
		6,962,896
Media — 0.6%
Comcast Corp.	2,835	109,091
News Corp.	10,596	144,635
The Walt Disney Co. (b)	1,954	192,606
		446,332
Telecommunications — 2.3%
AT&T Inc. (b)	5,490	215,044
Cisco Systems Inc.	22,500	756,675
Juniper Networks Inc.	11,100	308,913
LogMeIn Inc.	422	46,441
Motorola Solutions Inc. (b)	2,860	242,728
		1,569,801
Total Communications (Cost $7,956,951)		8,979,029

Consumer, Cyclical — 4.7%
Airlines — 0.5%
AMR Corp. Escrow (a)*^	211,235	371,774
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. (b) f	770	91,276
Lodging — 1.0%
Hilton Worldwide Holdings Inc.	600	41,670
Marriott International Inc.	5,890	649,431
Wyndham Worldwide Corp. (b)	170	17,920
		709,021
Retail — 2.6%
Foot Locker Inc.	1,330	46,842
The Home Depot Inc.	980	160,289
McDonald's Corp.	6,672	1,045,369
Tiffany & Co.	320	29,370
Ulta Beauty Inc. (a)(b)	100	22,606
Yum! Brands Inc. (b)	6,546	481,851
		1,786,327
Textiles — 0.4%
Mohawk Industries Inc. (a)	1,100	272,261
Toys/Games & Hobbies — 0.1%
Hasbro Inc. (b)	700	68,369
Total Consumer, Cyclical (Cost $2,628,599)		3,299,028

Consumer, Non-cyclical — 23.3%
Agriculture — 1.9%
Altria Group Inc.	5,863	371,831
Philip Morris International Inc.	8,550	949,136
		1,320,967
Beverages — 2.8%
The Coca-Cola Co.	20,100	904,701
Molson Coors Brewing Co.	3,773	308,028
PepsiCo Inc.	6,230	694,209
		1,906,938
Biotechnology — 1.5%
Amgen Inc.	4,185	780,293
Celgene Corp. (a)	1,710	249,352
		1,029,645
Commercial Services — 1.8%
Cintas Corp.	2,270	327,516
Ecolab Inc.	760	97,743
IHS Markit Ltd. (a) f	14,010	617,561
PayPal Holdings Inc. (a)	385	24,651
Quanta Services Inc. (a)(b)	640	23,917
S&P Global Inc.	520	81,281
Verisk Analytics Inc. Cl A (a)	100	8,319
The Western Union Co. (b)	4,240	81,408
		1,262,396
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	8,430	766,961
Food — 0.2%
The Hershey Co.	1,030	112,445
Lamb Weston Holdings Inc.	261	12,239
Mondelez International Inc.	770	31,308
		155,992
Healthcare-Products — 6.2%
Abbott Laboratories	6,080	324,429
Baxter International Inc.	5,000	313,750
Becton Dickinson and Co. (b)	4,998	979,358
Boston Scientific Corp. (a)(b)	17,450	509,016
The Cooper Cos. Inc. (b)	2,197	520,931
Danaher Corp.	5,740	492,377
Edwards Lifesciences Corp. (a)	3,380	369,468
IDEXX Laboratories Inc. (a)	860	133,721
Medtronic PLC f	4,600	357,742
Patterson Cos. Inc. (b)	3,690	142,619
Thermo Fisher Scientific Inc.	970	183,524
		4,326,935
Healthcare-Services — 1.5%
Aetna Inc.	520	82,685
Anthem Inc.	250	47,470
Centene Corp. (a)	2,503	242,215
Cigna Corp. (b)	1,390	259,847
UnitedHealth Group Inc.	1,990	389,742
		1,021,959
Household Products & Wares — 0.8%
Avery Dennison Corp.	3,950	388,443
Kimberly-Clark Corp.	1,660	195,349
		583,792
Pharmaceuticals — 5.5%
AbbVie Inc.	5,263	467,670
Allergan PLC f	1,670	342,266
Bristol-Myers Squibb Co.	11,520	734,285
Eli Lilly & Co.	5,601	479,109
Johnson & Johnson	7,370	958,174
Merck & Co Inc.	4,990	319,510
Pfizer Inc.	10,800	385,560
Zoetis Inc. (b)	2,380	151,749
		3,838,323
Total Consumer, Non-cyclical (Cost $14,952,162)		16,213,908

Diversified — 0.3%
Holding Companies — 0.3%
Leucadia National Corp.	9,670	244,168
Total Diversified (Cost $179,287)		244,168

Energy — 4.4%
Oil & Gas — 3.5%
Chevron Corp. (b)	5,712	671,160
Exxon Mobil Corp.	18,150	1,487,937
Range Resources Corp.	670	13,112
Transocean Ltd. (a)(b) f	24,210	260,499
		2,432,708
Oil & Gas Services — 0.9%
Baker Hughes a GE Co.	1,230	45,043
Halliburton Co.	9,924	456,802
Schlumberger Ltd. f	2,170	151,379
		653,224
Total Energy (Cost $2,971,375)		3,085,932

Financial — 14.9%
Banks — 7.9%
Bank of America Corp.	45,185	1,144,988
Citigroup Inc.	13,510	982,717
Fifth Third Bancorp (b)	2,300	64,354
The Goldman Sachs Group Inc.	1,420	336,810
JPMorgan Chase & Co.	14,901	1,423,195
Morgan Stanley	13,770	663,301
Northern Trust Corp.	600	55,158
The PNC Financial Services Group Inc.(b)	1,100	148,247
State Street Corp. (b)	700	66,878
SunTrust Banks Inc.	1,760	105,195
Wells Fargo & Co.	9,540	526,131
		5,516,974
Diversified Financial Services — 2.1%
American Express Co. (b)	3,350	303,041
Franklin Resources Inc.	1,770	78,783
Intercontinental Exchange Inc.	1,680	115,416
Mastercard Inc. Cl A	3,455	487,846
Visa Inc. Cl A (b)	4,640	488,313
		1,473,399
Insurance — 4.6%
Aflac Inc.	6,160	501,363
Aon PLC f	4,370	638,457
Arthur J Gallagher & Co.	100	6,155
Berkshire Hathaway Inc. Cl B (a)	3,920	718,614
Brighthouse Financial Inc. (a)	1,133	68,886
Chubb Ltd. (b) f	3,175	452,596
Cincinnati Financial Corp.	860	65,850
Everest Re Group Ltd. f	300	68,517
MetLife Inc.	2,220	115,329
The Progressive Corp.	6,380	308,920
The Travelers Cos. Inc.	1,740	213,185
XL Group Ltd. f	820	32,349
		3,190,221
Savings & Loans — 0.3%
People's United Financial Inc. (b)	9,310	168,883
Total Financial (Cost $7,953,757)		10,349,477

Industrial — 11.6%
Aerospace & Defense — 3.1%
Arconic Inc. (b)	110	2,737
The Boeing Co.	950	241,499
General Dynamics Corp.	840	172,687
L3 Technologies Inc.	730	137,554
Lockheed Martin Corp.	280	86,881
Northrop Grumman Corp.	2,470	710,668
Raytheon Co.	2,850	531,753
United Technologies Corp.	2,120	246,090
		2,129,869
Building Materials — 0.0%
Johnson Controls International PLC f	200	8,058
Electronics — 3.8%
Agilent Technologies Inc.	4,477	287,424
Allegion PLC f	1,500	129,705
Amphenol Corp.	1,710	144,734
Corning Inc. (b)	8,550	255,816
FLIR Systems Inc.	8,990	349,801
Fortive Corp.	1,140	80,701
Garmin Ltd. (b) f	3,020	162,989
Honeywell International Inc.	5,060	717,204
Mettler-Toledo International Inc. (a)	717	448,957
Waters Corp. (a)	460	82,579
		2,659,910
Engineering & Construction — 0.1%
Fluor Corp. (b)	740	31,154
Jacobs Engineering Group Inc. (b)	500	29,135
		60,289
Environmental Control — 0.3%
Waste Management Inc.	2,642	206,789
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc.	710	107,189
Machinery-Construction & Mining — 0.0%
Caterpillar Inc.	200	24,942
Machinery-Diversified — 2.1%
Cummins Inc.	1,330	223,480
Deere & Co.	9,730	1,221,991
		1,445,471
Miscellaneous Manufacturing — 1.6%
3M Co.	1,450	304,355
Eaton Corp. PLC f	2,000	153,580
General Electric Co.	10,790	260,902
Illinois Tool Works Inc.	200	29,592
Ingersoll-Rand PLC f	2,450	218,467
Parker-Hannifin Corp.	500	87,510
Pentair PLC f	597	40,572
		1,094,978
Packaging & Containers — 0.0%
Sealed Air Corp.	750	32,040
Transportation — 0.4%
Union Pacific Corp.	2,380	276,009
Total Industrial (Cost $7,025,460)		8,045,544

Technology — 18.6%
Computers — 5.9%
Accenture PLC Cl A f	1,100	148,577
Apple Inc.	23,670	3,648,021
DXC Technology Co.	2,053	176,312
HP Inc. (b)	140	2,794
International Business Machines Corp.	890	129,121
		4,104,825
Semiconductors — 5.8%
Analog Devices Inc.	400	34,468
Applied Materials Inc.	1,240	64,592
Broadcom Ltd. f	5,330	1,292,738
Intel Corp. (b)	29,110	1,108,509
Micron Technology Inc. (a)	1,130	44,443
NVIDIA Corp.	3,047	544,712
QUALCOMM Inc.	3,460	179,366
Skyworks Solutions Inc. (b)	2,340	238,446
Texas Instruments Inc.	2,600	233,064
Xilinx Inc. (b)	3,600	254,988
		3,995,326
Software — 6.9%
Activision Blizzard Inc.	200	12,902
Adobe Systems Inc. (a)	701	104,575
Autodesk Inc. (a)(b)	1,360	152,674
CA Inc. (b)	2,980	99,473
Citrix Systems Inc. (a)	1,870	143,653
The Dun & Bradstreet Corp.	7,950	925,460
Electronic Arts Inc. (a)	3,190	376,611
Fiserv Inc. (a)	270	34,819
Micro Focus International PLC (a) f	1,627	51,901
Microsoft Corp.	26,280	1,957,597
Oracle Corp.	4,700	227,245
Paychex Inc.	5,500	329,780
salesforce.com Inc. (a)	2,390	223,274
Synopsys Inc. (a)	2,340	188,440
		4,828,404
Total Technology (Cost $10,876,479)		12,928,555

Utilities — 2.7%
Electric — 2.7%
Ameren Corp.	4,000	231,360
American Electric Power Co. Inc.	2,500	175,600
CenterPoint Energy Inc.	10,960	320,141
Dominion Energy Inc.(b)	1,740	133,858
DTE Energy Co.	700	75,152
Duke Energy Corp.	2,880	241,690
Eversource Energy (b)	500	30,220
Exelon Corp.	2,710	102,086
NextEra Energy Inc.	1,000	146,550
PG&E Corp. (b)	310	21,108
Pinnacle West Capital Corp.	1,400	118,384
PPL Corp.	6,700	254,265
The Southern Co.	760	37,346
		1,887,760
Gas — 0.0%
Sempra Energy	200	22,826
Total Utilities (Cost $1,682,672)		1,910,586
Total Common Stocks
(Cost $58,273,669)		67,466,685

Real Estate Investment Trusts — 2.9%
American Tower Corp. (b)	3,630	496,149
AvalonBay Communities Inc.	1,580	281,904
Equinix Inc.	1,647	735,056
Equity Residential	3,270	215,591
Public Storage	270	57,777
SBA Communications Corp. (a)(b)	920	132,526
UDR Inc. (b)	2,410	91,652
		2,010,655
Total Real Estate Investment Trusts
(Cost $2,026,370)		2,010,655
Total Long-Term Investments
(Cost $60,300,039)		69,477,340

	Par Value
Bank Deposit Account — 0.4%
U.S. Bank, N.A., 0.30%	$ 290,116	290,116
Total Bank Deposit Account
(Cost $290,116)		290,116

	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 12.7%
Mount Vernon Liquid Assets Portfolio LLC, 1.33% (c)(d)	8,823,565	8,823,565
Total Investments Purchased with Proceeds from Securities Lending
(Cost 8,823,565)		8,823,565
Total Investments
(Cost $69,413,720) — 112.9%		78,591,021
Liabilities in Excess of Other Assets, Net (12.9)%		(8,992,369)
Total Net Assets — 100.0%		$ 69,598,652

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $8,665,825. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $371,774, representing 0.5% of net assets.
^
Indicates a fair valued security which value was determined using significant unobservable inputs. Total market value for fair valued securities is $371,774, representing 0.5% of net assets and Level 3 securities.

Summary of Fair Value Exposure at September 30, 2017

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund's assets and liabilities:

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,402,244	$551,225	$1,243,832	$13,197,301
Closed End Mutual Fund	1,987,200	-	-	1,987,200
Preferred Stocks	368,728	145,185	633,000	1,146,913
Real Estate Investment Trust	259,050	-	-	259,050
Structured Note	-	887,016	-	887,016
Warrant	12,027	-	-	12,027
Asset Backed Securities	-	204,951	-	204,951
Convertible Bonds	-	497,873	-	497,873
Corporate Bonds	-	1,659,208	512,500	2,171,708
Escrow Notes	-	-	0	0
Mortgage Backed Securities	-	88,945	-	88,945
Municipal Bonds	-	236,741	-	236,741
Purchased Options	219,185	175,825	-	395,010
Bank Deposit Account	2,327,417	-	-	2,327,417
Private Investment Co. Purchased with Proceeds from Securities Lending	1,543,707	-	-	1,543,707
Total Investments in Securities	$18,119,558	$4,446,969	$2,389,332	$24,955,859
Common Stocks sold short	$(2,417,349)	$-	$-	$(2,417,349)
Written Options	(34,899)	(94,000)	-	(128,899)
Total Investments in Securities sold short	$(2,452,248)	$(94,000)	$-	$(2,546,248)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,822,686	$-	$13,376	$1,836,062
Closed End Mutual Fund	36,747	-	-	36,747
Exchange Traded Funds	383,517	-	-	383,517
Preferred Stocks	247,992	-	-	247,992
Real Estate Investment Trusts	493,168	-	-	493,168
Corporate Bonds	-	2,828,265	-	2,828,265
Mortgage Backed Security	-	5,858	-	5,858
Bank Deposit Account	1,038,584	-	-	1,038,584
Total Investments in Securities	$4,022,694	$2,834,123	$13,376	$6,870,193

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,119,852	$-	$-	$6,119,852
Real Estate Investment Trusts	862,873	-	-	862,873
Bank Deposit Account	128,382	-	-	128,382
Private Investment Co. Purchased with Proceeds from Securities Lending	1,108,426	-	-	1,108,426
Total Investments in Securities	$8,219,533	$-	$-	$8,219,533

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,980,410	$-	$-	$26,980,410
Real Estate Investment Trusts	2,007,542	-	-	2,007,542
Bank Deposit Account	255,857	-	-	255,857
Private Investment Co. Purchased with Proceeds from Securities Lending	6,642,505	-	-	6,642,505
Total Investments in Securities	$35,886,314	$-	$-	$35,886,314

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$67,094,911	$-	$371,774	$67,466,685
Real Estate Investment Trusts	2,010,655	-	-	2,010,655
Bank Deposit Account	290,116	-	-	290,116
Private Investment Co. Purchased with Proceeds from Securities Lending	8,823,565	-	-	8,823,565
Total Investments in Securities	$78,219,247	$-	$371,774	$78,591,021

Refer to the Fund's Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized appreciation	Amortized discounts/
				Realized gain			Transfers in to	Transfers out of	Balance as of
	Balance as of
	June 30, 2017	Purchases	Sales	(loss)	(depreciation)	premiums	Level 3	Level 3	September 30, 2017
Common Stocks	$1,295,681	$-	$-	$-	$(51,849)	$-	$-	$-	$1,243,832
Preferred Stocks	653,000	-	-	-	(20,000)	-	-	-	633,000
Corporate Bonds	445,000	-	-	-	67,500	-	-	-	512,500
Escrow Notes	0	-	(2,202)	-	2,202	-	-	-	0
	$2,393,681	$-	$(2,202)	$-	$(2,147)	$-	$-	$-	$2,389,332
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2017									(2,147)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
					Net Unrealized appreciation	Amortized discounts/
	Balance as of			Realized gain			Transfers in to Level 3	Transfers out of	Balance as of
	June 30, 2017	Purchases	Sales	(loss)	(depreciation)	premiums		Level 3	September 30, 2017
Common Stocks	$14,364	$-	$-	$-	$(988)	$-	$-	$-	$13,376
	$14,364	$-	$-	$-	$(988)	$-	$-	$-	$13,376
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2017									(988)

QUAKER STRATEGIC GROWTH FUND
					Net Unrealized appreciation	Amortized discounts/
	Balance as of June 30, 2017			Realized gain			Transfers in to Level 3	Transfers out of	Balance as of
		Purchases	Sales	(loss)	(depreciation)	premiums		Level 3	September 30, 2017
Common Stocks	$399,234	$-	$-	$-	$(27,460)	$-	$-	$-	$371,774
	$399,234	$-	$-	$-	$(27,460)	$-	$-	$-	$371,774
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2017									(27,460)

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of September 30, 2017, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$671,777	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$523,764	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2017:

QUAKER EVENT ARBITRAGE FUND					Increase in Inputs Impact on Valuation*

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	September 30, 2017	Technique	Input	Values

Common Stocks

Auto Parts & Equipment	$15,000	Market approach	Last traded price of pre-conversion bonds	$2.53	Increase

Computers	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Escrow Shares	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Healthcare-Products	$18,421	Market approach	Last traded price of non-restricted shares less a discount	$0.43	Decrease

Healthcare-Services	$1,189,261	Market approach	Last traded price adjusted by movement in index	$116.35	Increase

Holding Companies	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Mining	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Real Estate	$21,150	Vendor pricing	Single broker quote since shares are not listed yet	$0.23	Increase

Preferred stock

Healthcare-Services	$613,000	Market approach	Prior transaction cost	$1,000.00	Increase

Insurance	$20,000	Vendor pricing	Single broker quote	$2,000.00	Increase

Corporate Bonds

Auto Parts & Equipment	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Diversified Financial Services	$12,500	Vendor pricing	Single broker quote	$0.25	Increase

Diversified Financial Services	$500,000	Vendor pricing	Single broker quote	$50.00	Increase

Venture Capital	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Escrow Notes	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

QUAKER GLOBAL TACTICAL ALLOCATION FUND
					Increase in Inputs Impact on Valuation*

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2017	Technique	Input	Values
Common Stocks

Airlines	$13,376	Market approach	Projected final distribution	$1.76	Decrease

QUAKER STRATEGIC GROWTH FUND
					Increase in Inputs Impact on Valuation*

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2017	Technique	Input	Values
Common Stocks

Airlines	$371,774	Market approach	Projected final distribution	$1.76	Decrease

* An impact to Valuation from a decrease in input would produce the opposite effect of an increase.

Disclosures about Derivative Instruments and Hedging Activities.

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at September 30, 2017 was as follows:

Quaker Event Arbitrage Fund	Fair Value
Derivatives	Asset Derivatives (1)	Liability Derivatives (2)
Equity Contracts:
Purchased Option Contracts	$395,010	$-
Written Option Contracts	-	128,899
Total	$395,010	$128,899

(1) Schedule of Investments.
(2) Schedule of Written Option Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)          /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
    Chief Executive Officer

Date    November 29, 2017

By (Signature and Title)          /s/Laurie Keyes
    Laurie Keyes,
    Treasurer

Date    November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date    November 29, 2017

By (Signature and Title)          /s/Laurie Keyes
Laurie Keyes,
Treasurer

Date    November 29, 2017